Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes
16. Income Taxes

The components of the provision for income taxes are as follows:

(In thousands)	2011	2010
Federal – current provision	$775	$1,212
Federal – deferred benefit	(335)	(530)
Total Federal provision	440	682
State – current (benefit) provision	(10)	18
State – deferred provision (benefit)	339	(111)
Total State provision (benefit)	329	(93)
Total provision for income taxes	$769	$589

A reconciliation between the reported income tax provision and the amount computed by multiplying income before taxes by the statutory Federal income tax rate is as follows:

(In thousands)	2011	2010
Federal income tax provision at statutory rate	$1,127	$962
Increases (decreases) resulting from:
Bank owned life insurance	(100)	(105)
Tax-exempt interest	(155)	(68)
Meals and entertainment	16	15
Reversal of valuation allowance	(323)	-
State income taxes, net of federal income tax effect	256	86
Other, net	(52)	(301)
Provision for income taxes	$769	$589
Effective tax rate	23.2%	20.8%

Deferred income taxes are provided for temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities.  The components of the net deferred tax asset at December 31, 2011 and 2010 are as follows:

(In thousands)	2011	2010
Deferred tax assets:
Allowance for loan losses	$6,529	$5,737
Reserve for impaired securities	-	1,179
Lost interest on nonaccrual loans	1,011	855
Stock-based compensation	329	290
Depreciation	199	240
Deferred compensation	150	137
State net operating loss	112	323
Net unrealized cash flow hedge losses	17	199
Other	69	-
Gross deferred tax assets	8,416	8,960
Valuation allowance	-	(323)
Net deferred tax assets	8,416	8,637
Deferred tax liabilities:
Net unrealized security gains	760	274
Deferred loan costs	464	433
Goodwill	246	205
Bond accretion	68	165
Other	-	10
Total deferred tax liabilities	1,538	1,087
Net deferred tax asset	$6,878	$7,550

The Company computes deferred income taxes under the asset and liability method.  Deferred income taxes are recognized for tax consequences of  "temporary differences" by applying enacted statutory tax rates to differences between the financial reporting and the tax basis of existing assets and liabilities.  A deferred tax liability is recognized for all temporary differences that will result in future taxable income.  A deferred tax asset is recognized for all temporary differences that will result in future tax deductions subject to reduction of the asset by a valuation allowance.
During 2009, the Company established a $450 thousand valuation allowance for deferred tax assets related to its state net operating loss carry-forward deferred tax asset, the balance of which was $0 and $323 thousand at December 31, 2011 and 2010, respectively due to subsequent utilization of the net operating loss carry-forwards.  The Company's state net operating loss carry-forwards totaled approximately $1.9 million at December 31, 2011 and $5.4 million at December 31, 2010 and expire between 2014 and 2030.
Included as a component of deferred tax assets is an income tax expense (benefit) related to unrealized gains (losses) on securities available for sale and cash flow hedges.  The after-tax component of the unrealized gain on securities available for sale of $1.1 million and $423 thousand in 2011 and 2010, respectively, is included in other comprehensive income in shareholders' equity.  In addition, other comprehensive income included $(26) thousand and $(300) thousand related to cash flow hedges at December 31, 2011 and 2010, respectively.
The Company follows FASB ASC Topic 740, "Income Taxes," which prescribes a threshold for the financial statement recognition of income taxes and provides criteria for the measurement of tax positions taken or expected to be taken in a tax return.  ASC 740 also includes guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition of income taxes.  The Company did not recognize or accrue any interest or penalties related to income taxes during the years ended December 31, 2011 and 2010.  The Company does not have an accrual for uncertain tax positions as of December 31, 2011 or 2010, as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law.  Tax returns for all years 2007 and thereafter are subject to future examination by tax authorities.